UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baltimore-Washington Financial Advisors, Inc.
Address:  5950 Symphony Woods Road
          Suite 600
          Columbia, Maryland 21044

Form 13F File Number:  028-13116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Cassel
Title:    Chief Compliance Officer
Phone:    410-461-3900

Signature, Place, and Date of Signing:

      /s/ Robert Cassel               Columbia, MD              August 3, 2011
      -----------------               ------------              --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          188
                                         -----------

Form 13F Information Table Value Total:  $   194,302
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                 COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                            TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
              NAME OF ISSUER                 CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Apple Computer Inc                          Equity   037833100         331         987 SH  N/A  Yes        N/A      Yes  N/A    N/A
Aegon NV 6.50% Tr Pfd                       Equity   007924400       1,678      72,460 SH  N/A  Yes        N/A      Yes  N/A    N/A
AES TR III 6.75% Tr Pfd Conv                Equity   00808N202          10         200 SH  N/A  Yes        N/A      Yes  N/A    N/A
Amgen                                       Equity   031162100       2,134      36,575 SH  N/A  Yes        N/A      Yes  N/A    N/A
Australia & New Zealand Bkg Gr              Equity   052528304          36       1,500 SH  N/A  Yes        N/A      Yes  N/A    N/A
Apache Corp.                                Equity   037411105          89         725 SH  N/A  Yes        N/A      Yes  N/A    N/A
Accuray Inc COM                             Equity   004397105           1         164 SH  N/A  Yes        N/A      Yes  N/A    N/A
Ares Capital Corp                           Equity   04010L103       1,737     108,088 SH  N/A  Yes        N/A      Yes  N/A    N/A
American Scientific Resources               Equity   029441201           0       1,085 SH  N/A  Yes        N/A      Yes  N/A    N/A
Avon Products, Inc.                         Equity   054303102           3         100 SH  N/A  Yes        N/A      Yes  N/A    N/A
American Express Co                         Equity   025816109          13         250 SH  N/A  Yes        N/A      Yes  N/A    N/A
AstraZeneca PLC                             Equity   046353108           8         164 SH  N/A  Yes        N/A      Yes  N/A    N/A
Boeing                                      Equity   097023105           6          76 SH  N/A  Yes        N/A      Yes  N/A    N/A
BankAmerica Corp                            Equity   060505104         437      39,833 SH  N/A  Yes        N/A      Yes  N/A    N/A
BAC Capital Trust II Prf Calla              Equity   055188205          15         600 SH  N/A  Yes        N/A      Yes  N/A    N/A
Bayer AG                                    Equity   072730302       1,064      13,205 SH  N/A  Yes        N/A      Yes  N/A    N/A
Barclays Bk Plc Pfd 6.625% Ser              Equity   06739F390          10         400 SH  N/A  Yes        N/A      Yes  N/A    N/A
Barclay's PCL 7.1% Pfd                      Equity   06739H776       2,862     112,900 SH  N/A  Yes        N/A      Yes  N/A    N/A
BHP Billiton Ltd. ADR                       Equity   088606108          57         600 SH  N/A  Yes        N/A      Yes  N/A    N/A
Bank of New York                            Equity   064058100          15         566 SH  N/A  Yes        N/A      Yes  N/A    N/A
Blackrock Ltd Duration Inc Clo              Equity   09249W101          27       1,500 SH  N/A  Yes        N/A      Yes  N/A    N/A
Bank of America Corp Non-Cum P              Equity   060505559          16         600 SH  N/A  Yes        N/A      Yes  N/A    N/A
Bristol Meyers                              Equity   110122108       3,647     125,949 SH  N/A  Yes        N/A      Yes  N/A    N/A
Buckeye Ptnrs LP                            Equity   118230101       3,716      57,555 SH  N/A  Yes        N/A      Yes  N/A    N/A
Berkshire Hathaway CL B                     Equity   084670207          89       1,150 SH  N/A  Yes        N/A      Yes  N/A    N/A
Citigroup                                   Equity   172967101           1          20 SH  N/A  Yes        N/A      Yes  N/A    N/A
Cheesecake Factory INC                      Equity   163072101          47       1,486 SH  N/A  Yes        N/A      Yes  N/A    N/A
Cal-Maine Foods, Inc                        Equity   128030202       4,199     131,369 SH  N/A  Yes        N/A      Yes  N/A    N/A
Caterpillar Inc                             Equity   149123101       2,356      22,135 SH  N/A  Yes        N/A      Yes  N/A    N/A
Constellation Energy                        Equity   210371100          38       1,000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Chesapeake Energy Corp                      Equity   165167107         105       3,550 SH  N/A  Yes        N/A      Yes  N/A    N/A
Colgate Palmolive Co                        Equity   194162103       3,660      41,873 SH  N/A  Yes        N/A      Yes  N/A    N/A
Comcast Corp-CL A                           Equity   20030N101           0           4 SH  N/A  Yes        N/A      Yes  N/A    N/A
Rockwell Collins Inc                        Equity   774341101          19         304 SH  N/A  Yes        N/A      Yes  N/A    N/A
ConocoPhillips                              Equity   20825C104       4,424      58,838 SH  N/A  Yes        N/A      Yes  N/A    N/A
Campbell Soup Co.                           Equity   134429109       1,697      49,113 SH  N/A  Yes        N/A      Yes  N/A    N/A
Copart, Inc.                                Equity   217204106       3,526      75,675 SH  N/A  Yes        N/A      Yes  N/A    N/A
Cisco Systems                               Equity   17275R102       2,085     133,550 SH  N/A  Yes        N/A      Yes  N/A    N/A
CoStar Group Inc                            Equity   22160N109          18         300 SH  N/A  Yes        N/A      Yes  N/A    N/A
Canadian Solar Inc                          Equity   136635109         229      19,945 SH  N/A  Yes        N/A      Yes  N/A    N/A
Chevron Texaco Corp                         Equity   166764100         132       1,280 SH  N/A  Yes        N/A      Yes  N/A    N/A
Dominion Res Inc VA                         Equity   25746U109       4,941     102,356 SH  N/A  Yes        N/A      Yes  N/A    N/A
Dupont E I DE Nemours & CO $4.              Equity   263534307           2          20 SH  N/A  Yes        N/A      Yes  N/A    N/A
Diamonds Tr Ser. I                          Equity   252787106           6          50 SH  N/A  Yes        N/A      Yes  N/A    N/A
Digital Realty Tr.,Inc                      Equity   253868103       2,543      41,155 SH  N/A  Yes        N/A      Yes  N/A    N/A
Dow Chemical Co                             Equity   260543103       2,594      72,055 SH  N/A  Yes        N/A      Yes  N/A    N/A
DirecTV Group Inc                           Equity   25459L106          10         195 SH  N/A  Yes        N/A      Yes  N/A    N/A
Duke Energy                                 Equity   26441C105          10         553 SH  N/A  Yes        N/A      Yes  N/A    N/A
Devon Energy Corp                           Equity   25179M103          79       1,000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Ishares Tr Dow Jones Sel Divid              Equity   464287168       1,322      24,978 SH  N/A  Yes        N/A      Yes  N/A    N/A
Deutsche Bk Cont 6.55% Pfd                  Equity   25153X208       3,133     130,830 SH  N/A  Yes        N/A      Yes  N/A    N/A
Consolidated Edison                         Equity   209115104          32         600 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShares MSCI EAFE Idx ETF                   ETF      464287465       2,329      38,728 SH  N/A  Yes        N/A      Yes  N/A    N/A
Efotoxpress Inc                             Equity   28224W100           0       1,000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Templeton Emerging Mkts                     Equity   880191101           8         357 SH  N/A  Yes        N/A      Yes  N/A    N/A
Gugggenheim Canadian Energy In              Equity   18383Q606           8         400 SH  N/A  Yes        N/A      Yes  N/A    N/A
Express Scripts Cl A                        Equity   302182100       1,748      32,380 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Canada Indx Fd ETF                    ETF      464286509          11         350 SH  N/A  Yes        N/A      Yes  N/A    N/A
Corporate Executive Brd                     Equity   21988R102         882      20,195 SH  N/A  Yes        N/A      Yes  N/A    N/A
Exelon Corp                                 Equity   30161N101       4,069      94,989 SH  N/A  Yes        N/A      Yes  N/A    N/A
Ford                                        Equity   345370860          33       2,400 SH  N/A  Yes        N/A      Yes  N/A    N/A
AberdeenAsia PacificPrime                   Equity   003009107       7,950   1,084,595 SH  N/A  Yes        N/A      Yes  N/A    N/A
Freeport-McMoRan Copper & Gold              Equity   35671D857          90       1,700 SH  N/A  Yes        N/A      Yes  N/A    N/A
Fluor Corp. New                             Equity   343412102       4,229      65,411 SH  N/A  Yes        N/A      Yes  N/A    N/A
Frontier Communications Corp                Equity   35906A108           0          60 SH  N/A  Yes        N/A      Yes  N/A    N/A
Cedar Fair LP                               Equity   150185106          20       1,000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Giant Interactive Group ADR                 Equity   374511103          11       1,450 SH  N/A  Yes        N/A      Yes  N/A    N/A
General Dynamics                            Equity   369550108       3,487      46,798 SH  N/A  Yes        N/A      Yes  N/A    N/A
General Electric                            Equity   369604103          23       1,200 SH  N/A  Yes        N/A      Yes  N/A    N/A
General Elec Cap Corp Com                   Equity   369622477          25       1,000 SH  N/A  Yes        N/A      Yes  N/A    N/A
SPDR Gold Shares ETF                        ETF      78463V107          44         300 SH  N/A  Yes        N/A      Yes  N/A    N/A
Gentex Corp Com                             Equity   371901109       2,244      74,215 SH  N/A  Yes        N/A      Yes  N/A    N/A
Google, Inc. CL A                           Equity   38259P508          43          85 SH  N/A  Yes        N/A      Yes  N/A    N/A
Heinz HJ Co                                 Equity   423074103       4,576      85,886 SH  N/A  Yes        N/A      Yes  N/A    N/A
H & R Block                                 Equity   093671105           0           8 SH  N/A  Yes        N/A      Yes  N/A    N/A
Harris Corporation                          Equity   413875105       1,450      32,169 SH  N/A  Yes        N/A      Yes  N/A    N/A
Int'l. Business Machines                    Equity   459200101         492       2,870 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Chn &Steers Rlty ETF                  ETF      464287564         199       2,740 SH  N/A  Yes        N/A      Yes  N/A    N/A
ING Groep 7.375% NV Pfd                     Equity   456837707         832      33,680 SH  N/A  Yes        N/A      Yes  N/A    N/A
Ishares Euro 350 Index Fd                   Equity   464287861          80       1,905 SH  N/A  Yes        N/A      Yes  N/A    N/A
Integrated Health Services                  Equity   45812C106           0       5,000 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs S&P Sm Cp 600 Idx ETF                 ETF      464287804          35         475 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs S&P Sm Cp 600 VL ETF                  ETF      464287879           8         110 SH  N/A  Yes        N/A      Yes  N/A    N/A
Bank of America Corp 6.5%                   Equity   060505401          10         400 SH  N/A  Yes        N/A      Yes  N/A    N/A
Insituform Tech                             Equity   457667103       1,873      89,315 SH  N/A  Yes        N/A      Yes  N/A    N/A
Intel Corp                                  Equity   458140100       2,874     129,702 SH  N/A  Yes        N/A      Yes  N/A    N/A
Itron                                       Equity   465741106       2,936      60,970 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Russell 100 Val ETF                   ETF      464287598          29         425 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Rssl 2000 Idx Fd ETF                  ETF      464287655          10         118 SH  N/A  Yes        N/A      Yes  N/A    N/A
Ishrs Rusll 2000 SmCap Gr Idx               ETF      464287648         166       1,750 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Russ MidCap Idx ETF                   ETF      464287499         525       4,805 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Rusl MidCp VL Idx ETF                 ETF      464287473         195       4,090 SH  N/A  Yes        N/A      Yes  N/A    N/A
Johnson Controls, Inc.                      Equity   478366107       3,877      93,054 SH  N/A  Yes        N/A      Yes  N/A    N/A
Jacobs Engineering Group Inc                Equity   469814107       1,451      33,555 SH  N/A  Yes        N/A      Yes  N/A    N/A
John Hancock Investors Trust                Equity   410142103          22       1,000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Johnson & Johnson                           Equity   478160104          24         360 SH  N/A  Yes        N/A      Yes  N/A    N/A
JP Morgan                                   Equity   46625H100          88       2,151 SH  N/A  Yes        N/A      Yes  N/A    N/A
JPMorgan Cap Tr 7% Pfd                      Equity   46623D200          26       1,000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Kinder Morgan Energy Prtnrs                 Equity   494550106          29         400 SH  N/A  Yes        N/A      Yes  N/A    N/A
Coca-Cola                                   Equity   191216100          44         650 SH  N/A  Yes        N/A      Yes  N/A    N/A
Kohl's Corp                                 Equity   500255104       2,171      43,414 SH  N/A  Yes        N/A      Yes  N/A    N/A
Lab Corp of America                         Equity   50540R409       2,273      23,480 SH  N/A  Yes        N/A      Yes  N/A    N/A
Liz Claiborne, Inc                          Equity   539320101          11       2,000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Lockheed Martin Corp                        Equity   539830109          14         169 SH  N/A  Yes        N/A      Yes  N/A    N/A
Lowes Companies Inc                         Equity   548661107           9         405 SH  N/A  Yes        N/A      Yes  N/A    N/A
Level 3 Comm. INC                           Equity   52729N100           0          42 SH  N/A  Yes        N/A      Yes  N/A    N/A
Live Nation                                 Equity   538034109           3         300 SH  N/A  Yes        N/A      Yes  N/A    N/A
Main Stree Capital Corp.                    Equity   56035L104           6         300 SH  N/A  Yes        N/A      Yes  N/A    N/A
McDonald's                                  Equity   580135101          48         571 SH  N/A  Yes        N/A      Yes  N/A    N/A
Allscripts Hlthcare Sol                     Equity   01988P108       2,901     149,383 SH  N/A  Yes        N/A      Yes  N/A    N/A
Medtronic Inc.                              Equity   585055106          12         310 SH  N/A  Yes        N/A      Yes  N/A    N/A
Medis Technologies Ltd                      Equity   58500P107           0         200 SH  N/A  Yes        N/A      Yes  N/A    N/A
S&P Mid Cap 400 ETF                         ETF      78467Y107         477       2,688 SH  N/A  Yes        N/A      Yes  N/A    N/A
McCormick                                   Equity   579780206       4,069      82,093 SH  N/A  Yes        N/A      Yes  N/A    N/A
McCormick & Co Inc Voting                   Equity   579780107          17         350 SH  N/A  Yes        N/A      Yes  N/A    N/A
3M Company                                  Equity   88579Y101       3,353      35,347 SH  N/A  Yes        N/A      Yes  N/A    N/A
Altria Group Inc.                           Equity   02209S103           3         100 SH  N/A  Yes        N/A      Yes  N/A    N/A
Merck & Co Inc                              Equity   589331107          14         400 SH  N/A  Yes        N/A      Yes  N/A    N/A
Marathon Oil                                Equity   565849106       5,637     107,008 SH  N/A  Yes        N/A      Yes  N/A    N/A
Microsoft                                   Equity   594918104          29       1,120 SH  N/A  Yes        N/A      Yes  N/A    N/A
Martha Stewart Liv Cl A                     Equity   573083102           0          30 SH  N/A  Yes        N/A      Yes  N/A    N/A
M&T Bank Corp.                              Equity   55261F104          64         729 SH  N/A  Yes        N/A      Yes  N/A    N/A
M&T Cap Trust IV Pfd 8.5% Call              Equity   55292C203          21         800 SH  N/A  Yes        N/A      Yes  N/A    N/A
Microvision                                 Equity   594960106           1       1,000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Mylan Labs                                  Equity   628530107       2,622     106,275 SH  N/A  Yes        N/A      Yes  N/A    N/A
Nextera Energy Inc                          Equity   65339F101          23         400 SH  N/A  Yes        N/A      Yes  N/A    N/A
NII Holdings, Inc.                          Equity   62913F201       2,887      68,115 SH  N/A  Yes        N/A      Yes  N/A    N/A
Nuveen MD Prem Income Mun Fd                Equity   67061Q107          15       1,036 SH  N/A  Yes        N/A      Yes  N/A    N/A
Northrop Grumman Corp                       Equity   666807102       2,983      43,016 SH  N/A  Yes        N/A      Yes  N/A    N/A
Nestle                                      Equity   641069406          12         200 SH  N/A  Yes        N/A      Yes  N/A    N/A
Northern Trust Co                           Equity   665859104       2,000      43,527 SH  N/A  Yes        N/A      Yes  N/A    N/A
Nvidia Corp                                 Equity   67066G104           2         120 SH  N/A  Yes        N/A      Yes  N/A    N/A
Nuveen MD Divi Ad Mun Fd                    Equity   67070V105          28       2,000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Corporate Office Prptys.                    Equity   22002T108         229       7,346 SH  N/A  Yes        N/A      Yes  N/A    N/A
Olin Corp.                                  Equity   680665205       2,902     128,061 SH  N/A  Yes        N/A      Yes  N/A    N/A
Old Nat'l Bank Corp Ind Co                  Equity   680033107          44       4,057 SH  N/A  Yes        N/A      Yes  N/A    N/A
Oracle Corporation                          Equity   68389X105          34       1,025 SH  N/A  Yes        N/A      Yes  N/A    N/A
Plains All Amer Pipeline LP                 Equity   726503105       4,953      77,390 SH  N/A  Yes        N/A      Yes  N/A    N/A
Plum Creek Timber Co                        Equity   729251108          41       1,010 SH  N/A  Yes        N/A      Yes  N/A    N/A
Pepsico Incorporated                        Equity   713448108       4,849      68,855 SH  N/A  Yes        N/A      Yes  N/A    N/A
Proctor & Gamble                            Equity   742718109         151       2,370 SH  N/A  Yes        N/A      Yes  N/A    N/A
ProLogis                                    Equity   743410102          11         301 SH  N/A  Yes        N/A      Yes  N/A    N/A
Philip Morris                               Equity   718172109           7         100 SH  N/A  Yes        N/A      Yes  N/A    N/A
PNC Bank Corp                               Equity   693475105          60       1,000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Market Vectors Prerefunded Mun              Equity   57060U738         606      24,240 SH  N/A  Yes        N/A      Yes  N/A    N/A
Quantum Fuel Systems Tech Co                Equity   74765E109           0          40 SH  N/A  Yes        N/A      Yes  N/A    N/A
Cohen & Steers REIT & PIF                   Equity   19247X100         154       9,475 SH  N/A  Yes        N/A      Yes  N/A    N/A
Rockwell Automation Inc.                    Equity   773903109       4,141      47,726 SH  N/A  Yes        N/A      Yes  N/A    N/A
Range Resources Corp Com                    Equity   75281A109          44         800 SH  N/A  Yes        N/A      Yes  N/A    N/A
Rayonier Inc.                               Equity   754907103       4,086      62,530 SH  N/A  Yes        N/A      Yes  N/A    N/A
Sirius Satellite Radio                      Equity   82967N108           6       2,680 SH  N/A  Yes        N/A      Yes  N/A    N/A
Schlumberger Ltd                            Equity   806857108           4          45 SH  N/A  Yes        N/A      Yes  N/A    N/A
Suburban Propane                            Equity   864482104           5         100 SH  N/A  Yes        N/A      Yes  N/A    N/A
S & P Depository Recpts                     ETF      78462F103          35         267 SH  N/A  Yes        N/A      Yes  N/A    N/A
St. Jude Medical, Inc.                      Equity   790849103       2,619      54,933 SH  N/A  Yes        N/A      Yes  N/A    N/A
State Street Boston                         Equity   857477103       3,973      88,107 SH  N/A  Yes        N/A      Yes  N/A    N/A
Suncor Energy Inc.                          Equity   867229106          39       1,000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Stryker Corp                                Equity   863667101       3,642      62,061 SH  N/A  Yes        N/A      Yes  N/A    N/A
Symantec Corp                               Equity   871503108       2,352     119,245 SH  N/A  Yes        N/A      Yes  N/A    N/A
Target Corp                                 Equity   87612E106          33         700 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Lehman 20YR Trsy ETF                  ETF      464287432          13         140 SH  N/A  Yes        N/A      Yes  N/A    N/A
Tower Bankcorp Inc.                         Equity   891709107          17         619 SH  N/A  Yes        N/A      Yes  N/A    N/A
Time Warner Cable Inc Com                   Equity   88732J108           1          16 SH  N/A  Yes        N/A      Yes  N/A    N/A
Time Warner Inc.                            Equity   887317303           2          66 SH  N/A  Yes        N/A      Yes  N/A    N/A
Texas Instruments                           Equity   882508104       3,871     117,922 SH  N/A  Yes        N/A      Yes  N/A    N/A
Union Pacific                               Equity   907818108          28         264 SH  N/A  Yes        N/A      Yes  N/A    N/A
United Technologies Corp                    Equity   913017109       2,840      32,083 SH  N/A  Yes        N/A      Yes  N/A    N/A
Vgd Sm Cap Value ETF                        ETF      922908611         505       7,213 SH  N/A  Yes        N/A      Yes  N/A    N/A
Vanguard Financials Index                   Equity   92204A405          50       1,545 SH  N/A  Yes        N/A      Yes  N/A    N/A
Vanguard Reit Index ETF                     ETF      922908553          10         160 SH  N/A  Yes        N/A      Yes  N/A    N/A
Vanguard Mid Cap ETF                        ETF      922908629         239       2,972 SH  N/A  Yes        N/A      Yes  N/A    N/A
Vodafone Group PLC ADS                      Equity   92857W100           5         175 SH  N/A  Yes        N/A      Yes  N/A    N/A
Vanguard Telecommunications Se              Equity   92204A884          46         645 SH  N/A  Yes        N/A      Yes  N/A    N/A
Vanguard Val Vipers ETF                     ETF      922908744       3,200      57,096 SH  N/A  Yes        N/A      Yes  N/A    N/A
Vanguard Lg Cap ETF                         ETF      922908637       2,579      42,562 SH  N/A  Yes        N/A      Yes  N/A    N/A
Vng'd Emerg Mkts Stk ETF                    ETF      922042858       4,196      86,295 SH  N/A  Yes        N/A      Yes  N/A    N/A
Verizon Communications                      Equity   92343V104          74       2,000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Websense Inc.                               Equity   947684106       2,971     114,390 SH  N/A  Yes        N/A      Yes  N/A    N/A
Washington Real Estate                      Equity   939653101           9         265 SH  N/A  Yes        N/A      Yes  N/A    N/A
Xcorporeal, Inc.                            Equity   98400P104           0           2 SH  N/A  Yes        N/A      Yes  N/A    N/A
AMEX SPDR Materials Select Sec              Equity   91369Y100          24         612 SH  N/A  Yes        N/A      Yes  N/A    N/A
Sector Spdr Trust Energy ETF                ETF      91369Y506          59         777 SH  N/A  Yes        N/A      Yes  N/A    N/A
AMEX SPDR Industrial Select In              Equity   81369Y704          59       1,586 SH  N/A  Yes        N/A      Yes  N/A    N/A
AMEX SPDR Consumer Staples Ind              Equity   91369Y308          73       2,348 SH  N/A  Yes        N/A      Yes  N/A    N/A
AMEX Hlthcare Selct ETF                     ETF      81369Y209         491      13,830 SH  N/A  Yes        N/A      Yes  N/A    N/A
Exxon Mobil Corp                            Equity   30231G102       1,037      12,739 SH  N/A  Yes        N/A      Yes  N/A    N/A
NASDAQ 100 Tr ETF                           ETF      631100104         864      15,147 SH  N/A  Yes        N/A      Yes  N/A    N/A
G-REIT INC NSA                              Equity   36299C107           2       2,101 SH  N/A  Yes        N/A      Yes  N/A    N/A